Equity - Preferred Stock (Details) $ in Thousands			12 Months Ended
	May 26, 2020	Feb. 27, 2020	Jun. 30, 2020 USD ($) shares
Class of Stock [Line Items]
Preferred stock, conversion basis, number of shares issued per share converted	8	1
Preferred stock, shares outstanding (in shares) | shares			0
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 130,047
Preferred Stock
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 200